Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Feb. 29, 2020
Fair Value Measurements
Schedule of fair value of financial assets

	November 30, 2020
	Level 1	Level 2	Level 3	Fair Value
Assets
Cash equivalents:
Money market funds	$208,286	$—	$—	$208,286
United States Treasury bills	$199,990	$—	$—	$199,990

	February 29, 2020
	Level 1	Level 2	Level 3	Fair Value
Assets
Cash equivalents:
Money market funds	$21,332	$—	$—	$21,332
Certificates of deposit	$5,000	$—	$—	$5,000

	February 28, 2019
	Level 1	Level 2	Level 3	Fair Value
Assets
Cash equivalents:
Money market funds	$28,661	$—	$—	$28,661

	February 29, 2020
	Level 1	Level 2	Level 3	Fair Value
Assets
Cash equivalents:
Money market funds	$21,332	$—	$—	$21,332